NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Developing Markets Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
NVIT Worldwide Leaders Fund
NVIT Large Cap Growth Fund (formerly, Oppenheimer NVIT Large Cap Growth Fund)
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund

Supplement dated December 29, 2011
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Neuberger Berman NVIT Multi Cap Opportunities Fund

1.           Effective immediately, Eli M. Salzmann, Managing Director at Neuberger Berman Management LLC, has replaced S. Basu Mullick as the portfolio manager to the Neuberger Berman NVIT Multi Cap Opportunities Fund.

2.           The information beneath “Portfolio Management – Portfolio Manager” found on page 7 of the Prospectus is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service
Eli M. Salzmann	Managing Director, Neuberger Berman	Since 2011

3.           The information beneath “Portfolio Management – Neuberger Berman NVIT Multi Cap Opportunities Fund” found on page 54 of the Prospectus is deleted and replaced with the following:

Neuberger Berman NVIT Multi Cap Opportunities Fund

Eli M. Salzmann is the portfolio manager of the Fund.  Mr. Salzmann is a Managing Director of Neuberger Berman and joined Neuberger Berman in 2011.  Prior to joining Neuberger Berman, Mr. Salzmann spent nearly 14 years at Lord Abbett & Co LLC as a portfolio manager, partner, and director of large cap value.  Prior to that, Mr. Salzmann worked at Mutual of America as a portfolio manager/analyst and held several positions at PaineWebber, Inc.  Mr. Salzmann received an MBA from New York University and a BA from Princeton University.

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